Contingencies and related obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provision for guaranteed annuities	£ 411,211	£ 388,996	£ 322,518
Scottish Amicable Insurance Fund | Pension products with guaranteed annuity rates at retirement
Disclosure of other provisions [line items]
Provision for guaranteed annuities	503	571
PAC with-profits fund | Guaranteed annuities
Disclosure of other provisions [line items]
Provision for guaranteed annuities	53	62
Jackson (US insurance operations)
Disclosure of other provisions [line items]
Provision for guaranteed annuities	£ 180,724	£ 177,626	£ 138,913